Financial Instruments and Risk Management (Details) - Schedule of possible strengthening of the euro - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of possible strengthening of the euro [Abstract]
USD (10 percent strengthening of the euro)	€ 918